Reinsurance - Sources of Income Related to Funds Withheld Under Reinsurance Treaties (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Other investment expenses on funds withheld assets									$ (89,000)	$ (84,000)	$ (94,000)
Net investment income	$ 695,000	$ 648,000	$ 719,000	$ 658,000	$ 797,000	$ 771,000	$ 744,000	$ 828,000	2,720,000	3,140,000	2,836,000
Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									1,339,000	1,295,000	858,000
Other investment expenses on funds withheld assets									(85,000)	(107,000)	(66,000)
Net investment income									1,254,000	1,188,000	792,000
Debt securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									680,000	762,000	490,000
Equity securities | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									(34,000)	5,000	2,000
Mortgage loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									231,000	179,000	51,000
Policy loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									312,000	314,000	315,000
Limited partnerships | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									149,000	35,000	0
Other invested assets | Funds withheld assets
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									1,000	0	0
Debt securities, at fair value under the fair value option | Funds withheld assets
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net									(10,000)	(3,000)	2,000
Mortgage loans | Funds withheld assets
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net									$ (7,000)	$ 0	$ 0